INTANGIBLE AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets with Finite Economic Useful Lives
	Licenses	Costs of obtaining contracts with customers	Customer relationships and other	Computer software(1)	Total
	New Israeli Shekels in millions
Cost
At January 1, 2018	2,123	86	276	565	3,050
Additions in 2018		91	3	68	162
Disposals in 2018		2		141	143
At December 31, 2018	2,123	175	279	492	3,069
Share in PHI's accounts included as of Jan 1, 2019				5	5
Additions in 2019		95	6	59	160
Disposals in 2019				61	61
At December 31, 2019	2,123	270	285	495	3,173
Additions in 2020	30	115		49	194
Disposals in 2020				137	137
At December 31, 2020	2,153	385	285	407	3,230

Accumulated amortization
At January 1, 2018	1,764	15	255	319	2,353
Amortization in 2018	88	49	18	86	241
Disposals in 2018		2		140	142
At December 31, 2018	1,852	62	273	265	2,452
Share in PHI's accounts included as of Jan 1, 2019				2	2
Amortization in 2019(2)	73	79	2	87	241
Disposals in 2019				60	60
At December 31, 2019	1,925	141	275	294	2,635
Amortization in 2020(2)	27	97	3	84	211
Disposals in 2020				137	137
At December 31, 2020	1,952	238	278	241	2,709

Carrying amounts, net
At December 31, 2018	271	113	6	227	617
At December 31, 2019	198	129	10	201	538
At December 31, 2020	201	147	7	166	521

Schedule of Amortization Expenses and Impairments
	New Israeli Shekels
	Year ended December 31
	2018	2019	2020
	In millions
(1) Cost additions include capitalization of salary and employee related expenses	54	57	44

 (2) Change in accounting estimate: the useful life of the cellular license was extended to end by February 1, 2032, see notes 2(f)(1) and 4(1).